UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6660

Name of Fund: MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%         $ 2,345   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                                 Series 511X, 7.09% due 7/01/2014 (a)(i)                                                 $    2,675
-----------------------------------------------------------------------------------------------------------------------------------
California - 23.8%       4,150   Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.45% due 10/01/2012 (a)(n)                     3,219
                         1,250   Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                    1,286
                         2,940   California State, GO, 5.50% due 4/01/2028                                                    3,178
                         4,450   California State, GO, Refunding, 5.25% due 9/01/2010 (h)                                     4,692
                         2,300   California State, GO, Refunding, 5.125% due 6/01/2027                                        2,356
                         2,850   California State, GO, Refunding, ROLS, Series II-R-272, 6.726% due 2/01/2033 (i)(j)          3,127
                         3,450   California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2035
                                 (d)                                                                                          3,537
                        10,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                                 10,428
                         3,200   California State, Various Purpose, GO, 5.50% due 11/01/2033                                  3,440
                         2,100   California State, Various Purpose, GO, Refunding, 5% due 12/01/2031 (g)                      2,159
                         1,200   Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                 5.25% due 8/01/2030 (g)                                                                      1,274
                         2,150   East Side Union High School District, California, Santa Clara County, GO (Election of
                                 2002), Series D, 5% due 8/01/2026 (b)                                                        2,227
                         5,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, RIB, Series RR II R 285X, 7.233% due 6/01/2043 (b)(i)                         5,964
                         7,080   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, RIB, Series RR II R 287X, 7.486% due 6/01/2038 (i)(k)                         8,550
                         1,600   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                                          1,754
                         5,000   Hacienda-La Puente, California, Unified School District, GO (Election of 2000),
                                 Series B, 5% due 8/01/2027 (f)                                                               5,155
                        10,650   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)        10,990
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
EDA             Economic Development Authority
GO              General Obligation Bonds
HDA             Housing Development Authority
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDB             Industrial Development Board
PCR             Pollution Control Revenue Bonds
RIB             Residual Interest Bonds
ROLS            Reset Option Long Securities
S/F             Single-Family

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 4,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series
                                 B-1, 5% due 10/01/2029 (d)                                                              $    4,128
                         2,275   Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series
                                 B-1, 5% due 10/01/2036 (d)                                                                   2,338
                         2,000   Mount Diablo, California, Unified School District, GO (Election of 2002), 5% due
                                 7/01/2027 (d)                                                                                2,061
                         2,750   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (d)                    2,822
                         2,000   Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                             2,065
                         2,100   Sacramento, California, Unified School District, GO (Election of 2002), 5% due
                                 7/01/2030 (g)                                                                                2,173
                         9,000   San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP,
                                 Series A, 5% due 5/01/2032 (g)                                                               9,241
                         2,725   San Mateo County, California, Community College District, GO (Election of 2001),
                                 Series A, 5% due 9/01/2026 (d)                                                               2,812
                         1,950   Tamalpais, California, Union High School District, GO (Election of 2001), 5% due
                                 8/01/2028 (f)                                                                                2,009
                         1,700   University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033
                                 (f)                                                                                          1,754
                         3,150   Ventura County, California, Community College District, GO (Election of 2002), Series
                                 B, 5% due 8/01/2030 (g)                                                                      3,261
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.0%          1,650   Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                 Series A, 5.50% due 3/01/2032 (c)                                                            1,765
                         1,600   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                 Inc.), Series A, 5.50% due 12/01/2027 (j)                                                    1,684
                         1,000   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                 Inc.), Series A, 5.50% due 12/01/2033 (j)                                                    1,047
                         1,065   Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program), AMT,
                                 Series B-2, 6.80% due 2/01/2031 (g)                                                          1,102
                         9,000   E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                 Bonds, Series B, 5.485% due 9/01/2029 (g)(n)                                                 2,696
                        11,125   Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                 Bonds, Senior Convertible, Series C, 5.345% due 6/15/2011 (f)(n)                             9,656
-----------------------------------------------------------------------------------------------------------------------------------
District of              2,500   District of Columbia, Revenue Refunding Bonds (Catholic University of America
Columbia - 0.6%                  Project), 5.625% due 10/01/2029 (a)                                                          2,632
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.5%           2,240   Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (j)                     2,401
                         1,240   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series
                                 A, 5% due 6/01/2038                                                                          1,233
                         2,065   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    2,133
                         5,200   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125% due
                                 1/01/2032 (d)                                                                                5,384
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.4%           3,500   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                                 Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (f)                                      3,583
                         5,000   Atlanta, Georgia, Airport Passenger Facility Charge, Revenue Refunding Bonds, ROLS,
                                 Series II-R-517X, 6.239% due 1/01/2033 (f)(i)                                                5,236
                         4,420   Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)                  4,534

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,675   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (g)   $    1,703
                         5,000   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)                    5,264
                         3,220   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                    3,377
                         4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation-Scherer), Series A, 6.80% due 1/01/2011                                          5,291
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%            2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                         2,135
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 21.7%         5,000   Chicago, Illinois, Board of Education, GO, RIB, Series 467, 7.59% due 12/01/2027
                                 (a)(i)                                                                                       5,457
                         5,000   Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.125% due
                                 1/01/2028 (g)                                                                                5,110
                         2,500   Chicago, Illinois, GO (Lakefront Millennium Parking Facilities), 5.75% due 1/01/2029
                                 (g)                                                                                          2,726
                         3,400   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2023 (f)                                                          3,685
                         4,000   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2024 (f)                                                          4,333
                         3,300   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (b)                                                             3,635
                         2,665   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, 3rd Lien,
                                 AMT, Series A-2, 5.75% due 1/01/2021 (f)                                                     2,887
                         6,835   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 250, 7.504% due 1/01/2021 (g)(i)                                                 7,709
                         2,500   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 844Z, 6.999% due 7/01/2010 (g)(i)                                                2,760
                         6,250   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, RIB, AMT,
                                 Series 994X, 6.81% due 1/01/2032 (g)(i)                                                      6,718
                         5,080   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(h)        5,547
                         2,130   Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                                 Project), Series B, 6.25% due 9/01/2017 (f)                                                  2,176
                        28,525   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.212% due
                                 6/15/2010 (a)(n)                                                                            25,148
                         5,500   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5% due
                                 6/15/2032 (a)                                                                                5,615
                         3,750   Illinois Student Assistance Commission, Student Loan Revenue Refunding Bonds, AMT,
                                 Sub-Series CC, 6.875% due 3/01/2015                                                          3,756
                         7,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), 5.50% due 12/15/2024 (d)                7,378
                         3,500   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023
                                 (g)                                                                                          3,822
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.2%           3,750   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5% due
                                 6/01/2028 (f)                                                                                3,848
                         7,500   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                 6/01/2029 (d)                                                                                7,888
                         6,470   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (g)             6,763
                         5,055   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (g)             5,276
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.1%       $ 8,500   Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                 7/01/2030 (a)                                                                           $    9,557
                         2,800   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2023 (a)                                                               2,910
                         4,675   Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                 Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                                    1,540
                         6,150   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                        6,378
                         5,000   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5% due 7/15/2033 (a)                                                           5,044
                         1,900   Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                 Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                   2,038
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.3%          5,615   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (b)                                                                            5,921
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.0%     3,730   Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                 System Revenue Refunding Bonds, Series A, 7% due 3/01/2011 (g)                               4,213
                         3,550   Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                 System Revenue Refunding Bonds, Series A, 7% due 3/01/2014 (g)                               4,164
                         2,000   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                 Series A, 5% due 7/01/2035                                                                   2,040
                           900   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                              930
                         4,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.60%
                                 due 1/01/2045 (f)                                                                            4,196
                         1,915   Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                 Series 501, 6.999% due 7/01/2009 (a)(i)                                                      2,087
                        14,400   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (f)                                                              14,919
                         2,400   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (d)(h)                                                                             2,597
                         1,210   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series
                                 B, 5.125% due 8/01/2027 (g)                                                                  1,255
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.7%          2,350   Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                 due 7/01/2036 (d)                                                                            2,417
                         5,000   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2032
                                 (g)                                                                                          5,406
                         2,300   Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                 Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                           2,374
                         1,700   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (b)            1,797
                         3,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (b)            3,470
                         5,800   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (b)           6,060
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 2.0%        $ 6,315   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A, 5%
                                 due 4/01/2033 (f)                                                                       $    6,473
                         2,300   Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                 Project), AMT, 5.90% due 11/01/2027                                                          2,468
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 7.0%            4,100   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                 Series A, 5.50% due 9/01/2033 (j)                                                            4,316
                         2,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (d)                                                                            2,043
                        19,100   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2036 (d)                                                                           19,449
                         5,710   Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)                     6,081
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 3.5%    10,000   New Hampshire Health and Education Facilities Authority Revenue Bonds
                                 (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (f)                              10,680
                         5,000   New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                 Company), AMT, Series D, 6% due 5/01/2021 (g)                                                5,260
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%          910   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                               964
                         1,385   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             1,435
                         5,500   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2031
                                 (g)                                                                                          5,802
                         3,575   New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-1, 7.233% due 6/15/2024 (e)(i)          4,020
                         3,000   New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 7.233% due 6/15/2031 (e)(i)          3,386
                         3,860   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due
                                 3/01/2028                                                                                    3,991
                         7,500   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due
                                 3/01/2030                                                                                    7,744
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.6%          8,990   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series
                                 A, 5% due 11/15/2032 (d)                                                                     9,232
                         6,920   New York City, New York, GO, RIB, Series 394, 7.814% due 8/01/2016 (g)(i)                    8,055
                           265   New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (f)                      269
                           140   New York City, New York, GO, Series F, 5.75% due 2/01/2019 (b)                                 142
                         8,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5% due
                                 1/01/2032 (f)                                                                                8,279
                         3,570   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                 due 6/01/2022 (a)                                                                            3,773
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.1%              2,500   Columbus, Ohio, City School District, GO (School Facilities Construction and
                                 Improvements), 5.25% due 12/01/2027 (f)                                                      2,650
                         2,000   Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health System-Jackson
                                 Hospital), 6.125% due 10/01/2009 (h)(j)                                                      2,153
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%          1,000   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                 International Airport), AMT, Series B, 6% due 6/01/2019 (d)                                  1,064
                         1,000   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                 International Airport), AMT, Series B, 6.125% due 6/01/2026 (d)                              1,067
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.9%            7,500   Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 7.54% due 8/01/2020
                                 (d)(i)                                                                                       8,576
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.7%    $ 6,000   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                 School District of Philadelphia Project), 5.25% due 6/01/2025 (f)                       $    6,363
                        16,725   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                 School District of Philadelphia Project), 5% due 6/01/2033 (f)                              17,083
                         6,250   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B, 5.50% due 10/01/2021 (f)                                                    6,692
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.6%      2,500   Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2007 (f)(h)                           2,572
-----------------------------------------------------------------------------------------------------------------------------------
South                    3,750   Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
Carolina - 3.6%                  (Securing Assets for Education Project), 5.125% due 12/01/2030                               3,860
                         3,200   Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2029 (k)                                                       3,270
                         8,900   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due
                                 10/01/2033 (a)                                                                               9,103
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.1%         7,850   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.875% due 10/01/2024 (a)                                                      8,401
                         5,000   Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                 Series D, 6.25% due 3/01/2018 (a)                                                            5,381
                         2,075   Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.10% due 7/01/2013 (a)         2,127
                         2,390   Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.20% due 7/01/2015 (a)         2,434
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.3%            2,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                                 Certificates, Second Tier, Series B, 6% due 1/01/2023                                        2,111
                         1,000   Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General
                                 Health Care System), 6.50% due 7/01/2019 (c)                                                 1,194
                         1,835   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2017 (d)                                              1,974
                         2,145   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2018 (d)                                              2,307
                         2,385   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.875% due 11/01/2019 (d)                                              2,565
                         5,235   Denton, Texas, Utility System Revenue Bonds, RIB, Series 369, 8.04% due 12/01/2017
                                 (f)(i)                                                                                       6,138
                         6,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (j)                      6,653
                         2,600   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (j)                      2,834
                         4,000   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2020 (g)                                                           4,290
                         9,250   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.46% due 8/15/2028 (d)(n)                                                2,915
                        13,350   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.58% due 8/15/2035 (n)                                                   2,771

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 7,150   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (g)                                                               $    7,350
                         7,200   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.75% due 8/15/2038 (a)                                                      7,799
                         4,600   Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)                       4,986
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.7%             15,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.), 6.30%
                                 due 2/15/2015 (g)                                                                           16,975
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%          3,100   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 3,333
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 4.8%        7,500   Energy Northwest, Washington, Electric Revenue Bonds, DRIVERS, Series 242, 7.535% due
                                 7/01/2017 (g)(i)                                                                             8,821
                         2,400   Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25% due 12/01/2034
                                 (a)                                                                                          2,515
                         5,100   Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5% due
                                 12/01/2032 (g)                                                                               5,202
                         5,000   Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                             5,299
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.2%       1,475   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due
                                 7/01/2031                                                                                    1,525
                         8,300   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                    8,521
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $667,972) - 152.7%                                           691,817
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         4,300   Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (l)(m)                                    4,300
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $4,300) - 1.0%                                           4,300
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $672,272*) - 153.7%                                              696,117

                                 Other Assets Less Liabilities - 1.6%                                                         7,051

                                 Preferred Stock, at Redemption Value - (55.3%)                                            (250,244)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  452,924
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $  672,272
                                                                     ==========
      Gross unrealized appreciation                                  $   25,546
      Gross unrealized depreciation                                      (1,701)
                                                                     ----------
      Net unrealized appreciation                                    $   23,845
                                                                     ==========

(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Assured Guaranty Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Radian Insured.

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        (7,200)        $    107
      --------------------------------------------------------------------------

(m)   Represents the current yield as of July 31, 2006.
(n) Represents a step or zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
o Forward interest rate swaps outstanding as of July 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                                  Notional     Unrealized
                                                                                   Amount     Depreciation
      ----------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.168% and receive a floating rate based on a
      1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2016                                                         $ 40,000    $       (479)

      Pay a fixed rate of 4.285% and receive a floating rate based on a 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires September 2021                                                      $ 12,500            (134)
      ----------------------------------------------------------------------------------------------------
      Total                                                                                   $       (613)
                                                                                              ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Quality Fund, Inc.

Date: September 20, 2006